RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

On October 3, 2017, Marla Palumbo, contributed $1,000 to the Company in order to open a bank account and fund initial expenses. In addition, Ms. Palumbo contributed an additional $3,471 through December 31, 2017 for general operating expenses.

On June 18, 2018, the Company cancelled all 20,000,000 shares of its issued and outstanding stock and issued 4,405,000, shares of common stock pursuant to Section 4(a)(2) of the Securities Act of 1933 at par representing 100% of the total outstanding common stock. All shares were sold to related parties at par value of $0.0001 for total cash proceeds of $440.

On June 29, 2018, Marla Palumbo advanced the Company $6,000 for general operating expenses. The advance is unsecured, due on demand and non-interest bearing.

During the year ended December 31, 2018, EME, Ltd. advanced the Company $2,735 to pay for certain operating expenses. EME, Ltd. is owned by Mark Palumbo, CEO. The advances are unsecured, non-interest bearing and due on demand. In addition, there is $4,373 of accounts payable due to EME, Ltd.

During the year ended December 31, 2018, the Company paid sales commissions of $28,655 to EME Ltd.

During the year ended December 31, 2018, the Company paid $4,800 to Matthew Palumbo for product design services. Matthew Palumbo is the son of Mark Palumbo, CEO.

During the year ended December 31, 2018, the Company made a related party sale of $163,980, with related party cost of revenue of $129,636. The sale was processed through EME, Ltd. EME, Ltd. is owned by Mark Palumbo, CEO, and was the company previously fulfilling these orders. This sale was a onetime occurrence.